Note 10 - Short-term Borrowings - Outstanding Balances and Related Information of Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance at year-end	$ 5,075	$ 90,398	$ 74,707
Average balance outstanding	14,808	42,231	63,910
Maximum month-end balance	$ 92,000	$ 101,857	$ 114,025
Weighted-average rate at year-end	1.66%	2.53%	1.36%
Weighted-average rate during the year	2.49%	1.99%	1.18%